SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance For Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at beginning of year	$ 2,749	$ 2,254	$ 1,318
Current-period provision	454	572	1,020
Write-offs charged against the Allowance and revaluation	24	(77)	(84)
Balance at end of year	$ 3,227	$ 2,749	$ 2,254